T. ROWE PRICE Floating Rate Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 84.2% (1)
Aerospace & Defense 1.9%
Brown Group Holding, FRN, 1M TSFR + 3.75%, 8.41%, 7/2/29  6,683 6,677
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 8.218%,
4/6/26  16,896 16,524
KKR Apple Bidco, FRN, 1M TSFR + 2.75%, 7.385%, 9/22/28  15,883 15,777
KKR Apple Bidco, FRN, 1M USD LIBOR + 5.75%, 10.385%,
9/21/29  2,965 2,886
Peraton, FRN, 1M USD LIBOR + 3.75%, 8.385%, 2/1/28  12,152 12,021
Peraton, FRN, 1M USD LIBOR + 7.75%, 12.651%, 2/1/29  5,534 5,401
Spirit AeroSystems, FRN, 1M TSFR + 4.50%, 9.176%, 1/15/27  10,827 10,823
TransDigm, FRN, 1M TSFR + 3.25%, 7.83%, 2/22/27  745 744
TransDigm, FRN, 3M USD LIBOR + 2.25%, 6.98%, 12/9/25  7,220 7,200
78,053
Airlines 3.3%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 9.558%,
4/20/28  43,055 44,063
Air Canada, FRN, 3M USD LIBOR + 3.50%, 8.369%, 8/11/28  6,187 6,170
American Airlines, FRN, 1M TSFR + 2.75%, 7.939%, 2/15/28  6,905 6,708
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 9.996%,
6/21/27  37,549 39,060
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 7.993%, 10/20/27  11,425 11,818
United Airlines, FRN, 3M USD LIBOR + 3.75%, 8.568%, 4/21/28  24,537 24,460
132,279
Automotive 2.1%
Adient U.S., FRN, 1M USD LIBOR + 3.25%, 7.885%, 4/10/28  4,250 4,245
Autokiniton U.S. Holdings, FRN, 1M USD LIBOR + 4.50%, 9.101%,
4/6/28  6,371 6,307
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 7.885%, 4/30/26  6,055 6,018
Dexko Global, FRN, 1M TSFR + 6.50%, 11.08%, 10/4/28 (2) 1,370 1,302
Dexko Global, FRN, 1M USD LIBOR + 3.75%, 8.48%, 10/4/28  4,250 3,978
Driven Holdings, FRN, 1M USD LIBOR + 3.00%, 7.738%, 12/17/28  4,464 4,360
LS Group OpCo Acquistion, FRN, 1M USD LIBOR + 3.25%,
8.064%, 11/2/27 (2) 6,117 6,040
Mavis Tire Express Services Topco, FRN, 1M TSFR + 4.00%,
8.732%, 5/4/28  22,317 21,568
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 7.635%, 2/5/26  30,162 29,006
82,824
Broadcasting 4.1%
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR + 3.50%,
8.325%, 8/21/26  26,569 25,130
CMG Media, FRN, 1M USD LIBOR + 3.50%, 8.23%, 12/17/26  28,809 27,023
EW Scripps, FRN, 1M USD LIBOR + 2.75%, 7.32%, 1/7/28  16,096 15,850
Gray Television, FRN, 1M USD LIBOR + 3.00%, 7.662%, 12/1/28  7,995 7,897

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, FRN, 1M USD LIBOR + 3.00%, 7.635%,
5/1/26 (3) 6,775 6,555
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 7.885%,
5/1/26  22,802 22,125
NEP Group, FRN, 1M USD LIBOR + 3.25%, 7.885%, 10/20/25  5,664 5,299
NEP Group, FRN, 1M USD LIBOR + 7.00%, 11.635%, 10/19/26  3,510 2,867
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 9.735%, 4/11/29  19,225 17,639
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.485%, 10/11/29 (2)
(4) 7,250 7,105
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
7.885%, 3/15/26  8,307 8,239
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
7.885%, 1/31/29  16,076 15,835
Univision Communications, FRN, 3M TSFR + 4.25%, 8.83%,
6/24/29  4,611 4,601
166,165
Building Products 1.0%
Chariot Buyer, FRN, 1M USD LIBOR + 3.25%, 7.885%, 11/3/28  10,165 9,781
CP Atlas Buyer, FRN, 1M TSFR + 3.50%, 8.218%, 11/23/27  4,420 4,039
Hunter Douglas, FRN, 3M TSFR + 3.50%, 8.373%, 2/26/29  12,719 11,642
Specialty Building Products Holdings, FRN, 1M USD LIBOR +
3.25%, 7.867%, 10/15/28  4,466 4,251
SRS Distribution, FRN, 1M USD LIBOR + 3.50%, 8.135%, 6/2/28  7,381 7,133
SRS Distribution, FRN, 3M TSFR + 3.25%, 7.968%, 6/2/28  2,656 2,561
Summit Materials, FRN, 1M TSFR + 3.00%, 7.608%, 12/14/27  1,050 1,048
40,455
Cable Operators 1.4%
Altice France, FRN, 1M TSFR + 5.50%, 10.17%, 8/31/28  23,627 22,859
Altice France, FRN, 3M USD LIBOR + 3.00%, 1/31/26 (3) 3,472 3,357
Cablevision Lightpath, FRN, 1M USD LIBOR + 3.25%, 7.838%,
11/30/27  4,910 4,867
Directv Financing, FRN, 1M USD LIBOR + 5.00%, 9.635%, 8/2/27  17,152 16,663
Eagle Broadband Investments, FRN, 3M USD LIBOR + 3.00%,
7.75%, 11/12/27  3,558 3,511
Radiate Holdco, FRN, 1M USD LIBOR + 3.25%, 7.885%, 9/25/26  8,173 6,766
58,023
Chemicals 1.7%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 3.75%,
8.385%, 11/24/27  8,982 8,836
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
12.385%, 11/24/28  4,480 4,032
Avient, FRN, 1M TSFR + 3.25%, 7.926%, 8/29/29  3,148 3,149
Axalta Coating Systems U.S. Holdings, FRN, 1M TSFR + 3.00%,
7.506%, 12/20/29  6,235 6,257
CP Iris Holdco I, FRN, 1M USD LIBOR + 3.50%, 7.495%,
10/2/28 (5) 6,531 5,968

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 11.635%,
10/1/29 (2) 985 798
HB Fuller, FRN, 1M TSFR + 2.50%, 7.118%, 2/8/23  3,760 3,781
Nouryon USA, FRN, 1M USD LIBOR + 2.75%, 7.526%, 10/1/25  11,136 11,058
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.076%, 4/23/29  7,266 6,231
WR Grace Holdings, FRN, 3M USD LIBOR + 3.75%, 8.50%,
9/22/28  16,308 16,197
66,307
Consumer Products 0.4%
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 3.25%,
7.885%, 9/27/24  5,967 5,957
Hanesbrands, FRN, 1M TSFR + 3.75%, 2/14/30 (3) 4,595 4,589
Life Time, FRN, 3M USD LIBOR + 4.75%, 9.385%, 12/16/24  4,465 4,458
15,004
Container 1.2%
Charter Next Generation, FRN, 3M USD LIBOR + 3.75%, 8.482%,
12/1/27 (3) 48,054 47,221
47,221
Energy 1.4%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 8.315%, 2/11/30  7,690 7,637
CQP Holdco, FRN, 3M USD LIBOR + 3.50%, 8.226%, 6/5/28  6,245 6,230
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.158%,
9/19/29 (3) 10,414 10,358
Medallion Midland Acquisition, FRN, 3M USD LIBOR + 3.75%,
8.592%, 10/18/28  15,749 15,700
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 9.385%,
3/11/26  12,813 12,616
Whitewater Whistler Holdings, FRN, 1M TSFR + 3.25%, 1/25/30 (3) 3,010 3,002
55,543
Entertainment & Leisure 4.2%
Delta 2, FRN, 1M TSFR + 3.25%, 7.868%, 1/15/30  20,233 20,268
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 7.98%, 11/12/26 (3) 12,823 12,566
Nascar Holdings, FRN, 1M USD LIBOR + 2.50%, 7.135%, 10/19/26  252 252
NCL Corp., FRN, 3M TSFR + 2.25%, 6.782%, 1/10/24 (2) 3,535 3,394
Pug, FRN, 1M USD LIBOR + 4.25%, 8.885%, 2/12/27  6,736 5,288
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%,
7.688%, 8/25/28  33,878 33,737
SMG U.S. Midco 2, FRN, 1M USD LIBOR + 2.50%, 7.325%,
1/23/25  6,026 5,955
UFC Holdings, FRN, 3M USD LIBOR + 2.75%, 7.57%, 4/29/26  68,232 67,947
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.39%, 5/18/25  20,022 19,904
169,311
Financial 12.3%
Acrisure, FRN, 1M TSFR + 5.75%, 10.447%, 2/15/27  24,110 24,110
Acrisure, FRN, 1M USD LIBOR + 3.50%, 8.135%, 2/15/27  14,943 14,255

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure, FRN, 1M USD LIBOR + 3.75%, 8.385%, 2/15/27  12,769 12,215
Acrisure, FRN, 1M USD LIBOR + 4.25%, 8.885%, 2/15/27  7,613 7,318
Advisor Group Holdings, FRN, 1M USD LIBOR + 4.50%, 9.135%,
7/31/26  4,049 4,042
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.06%,
11/5/27  2,604 2,568
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%,
8.092%, 11/5/27  38,311 37,817
Allspring Buyer, FRN, 3M TSFR + 3.75%, 8.33%, 11/1/28 (2) 1,955 1,955
Allspring Buyer, FRN, 3M USD LIBOR + 3.00%, 7.75%, 11/1/28  6,158 6,119
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR +
3.50%, 8.135%, 3/11/28 (2) 4,148 3,920
Aretec Group, FRN, 1M TSFR + 4.25%, 8.968%, 10/1/25  29,912 29,463
Armor Holdco, FRN, 3M USD LIBOR + 4.50%, 9.541%, 12/11/28  6,111 6,115
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.118%, 2/12/27  19,379 18,943
AssuredPartners, FRN, 1M TSFR + 4.25%, 8.868%, 2/12/27  7,486 7,460
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 8.135%, 2/12/27  15,027 14,688
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 8.135%, 2/12/27  1,760 1,721
Citadel Securities, FRN, 1M TSFR + 3.00%, 7.732%, 2/2/28  4,857 4,851
Citco Funding, FRN, 1M TSFR + 3.50%, 8.169%, 4/27/28 (2) 5,316 5,310
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.164%, 8/9/26  5,917 5,851
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 3.50%,
8.135%, 4/7/28  4,209 4,095
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 6.75%,
11.385%, 7/20/26  10,989 10,676
EIG Management, FRN, 3M USD LIBOR + 3.75%, 8.368%,
2/24/25 (2) 6,510 6,461
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 7.868%,
6/30/28  11,824 11,749
Hightower Holding, FRN, 3M USD LIBOR + 4.00%, 8.278%,
4/21/28  6,453 6,179
HUB International, FRN, 1M TSFR + 4.00%, 8.728%, 11/10/29  12,430 12,411
HUB International, FRN, 1M USD LIBOR + 3.25%, 8.057%, 4/25/25  95,284 95,082
HUB International, FRN, 3M USD LIBOR + 3.00%, 7.817%, 4/25/25  2,648 2,639
Jane Street Group, FRN, 1M USD LIBOR + 2.75%, 7.385%,
1/26/28  7,089 7,049
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR +
4.25%, 9.27%, 3/27/28 (CAD) (2) 13,360 9,399
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR +
4.25%, 9.27%, 3/27/28 (CAD) (2) 4,050 2,849
KREF Holdings X, FRN, 1M USD LIBOR + 3.50%, 8.125%,
9/1/27 (2) 4,192 4,118
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 8.385%, 11/9/26  2,875 2,820
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 10.885%, 11/5/29  6,295 5,925
Ryan Specialty Group, FRN, 1M TSFR + 3.00%, 7.718%, 9/1/27  6,461 6,441
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
3.25%, 8.313%, 2/17/28  24,031 23,971

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
4.25%, 8.82%, 9/3/26  3,687 3,688
Starwood Property Mortgage, FRN, 1M USD LIBOR + 3.25%,
7.885%, 7/26/26 (2) 1,283 1,276
Tegra118 Wealth Solutions, FRN, 3M USD LIBOR + 4.00%,
8.563%, 2/18/27  6,135 5,957
USI, FRN, 1M TSFR + 3.75%, 8.33%, 11/22/29  35,199 35,096
USI, FRN, 3M TSFR + 3.25%, 7.98%, 12/2/26  17,187 17,147
VFH Parent, FRN, 1M TSFR + 3.00%, 7.661%, 1/13/29  11,504 11,378
495,127
Food 1.5%
Chobani, FRN, 1M USD LIBOR + 3.50%, 8.07%, 10/25/27  1,835 1,820
Naked Juice, FRN, 3M TSFR + 6.00%, 10.68%, 1/24/30  14,005 10,644
Primary Products Finance, FRN, 3M TSFR + 4.00%, 8.743%,
4/1/29  8,561 8,475
Simply Good Foods USA, FRN, 3M TSFR + 3.25%, 7.961%, 7/7/24  5,364 5,359
Triton Water Holdings, FRN, 3M USD LIBOR + 3.50%, 8.23%,
3/31/28  9,494 8,819
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 8.342%,
12/21/27 (2) 8,173 7,825
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.003%, 12/21/28  18,170 16,050
58,992
Gaming 1.4%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 6.93%, 5/24/29  2,263 2,258
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 7.968%, 2/6/30  10,675 10,650
Great Canadian Gaming, FRN, 3M USD LIBOR + 4.00%, 8.753%,
11/1/26  15,948 15,898
HRNI Holdings, FRN, 1M USD LIBOR + 4.25%, 8.885%,
12/11/28 (3) 10,284 10,039
Playtika Holding, FRN, 1M USD LIBOR + 2.75%, 7.385%, 3/13/28  2,668 2,638
Scientific Games Holdings, FRN, 3M TSFR + 3.50%, 8.103%,
4/4/29  4,153 4,080
Scientific Games International, FRN, 1M TSFR + 3.00%, 7.662%,
4/14/29  9,824 9,775
55,338
Health Care 11.4%
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 7.563%, 2/15/29 (5) 44,627 41,169
Auris Luxembourg III, FRN, 6M USD LIBOR + 3.75%, 8.678%,
2/27/26  12,421 11,342
Azalea Topco, FRN, 1M TSFR + 3.75%, 8.468%, 7/24/26 (2) 14,717 13,779
Azalea Topco, FRN, 1M USD LIBOR + 3.50%, 8.135%, 7/24/26  13,150 12,290
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 8.32%, 7/24/26  11,563 10,794
CHG Healthcare Services, FRN, 1M USD LIBOR + 3.25%, 7.82%,
9/29/28  4,262 4,234
Eyecare Partners, FRN, 3M USD LIBOR + 6.75%, 11.48%,
11/15/29  545 439

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 8.73%,
10/1/27  47,652 45,877
Heartland Dental, FRN, 1M TSFR + 5.00%, 9.618%, 4/30/25  5,473 5,226
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 8.635%, 4/30/25  12,765 12,068
Heartland Dental, FRN, 3M USD LIBOR + 3.75%, 8.385%, 4/30/25  6,472 6,105
ICON Luxembourg, FRN, 3M USD LIBOR + 2.25%, 7.00%, 7/3/28  13,974 13,952
Insulet, FRN, 1M TSFR + 3.25%, 7.982%, 5/4/28 (3) 33,105 33,022
Maravai Intermediate Holdings, FRN, 3M TSFR + 3.00%, 7.633%,
10/19/27  7,753 7,722
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 8.885%, 8/31/26  7,332 6,511
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 12.885%, 8/30/27  7,805 5,984
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 7.885%,
10/23/28  14,710 14,171
National Mentor Holdings, FRN, 3M USD LIBOR + 7.25%, 11.98%,
3/2/29  8,765 5,390
Netsmart, FRN, 1M USD LIBOR + 4.00%, 8.635%, 10/1/27  5,058 5,003
Option Care Health, FRN, 1M USD LIBOR + 2.75%, 7.385%,
10/27/28  4,329 4,325
Organon, FRN, 3M USD LIBOR + 3.00%, 7.978%, 6/2/28  7,776 7,678
Padagis, FRN, 3M USD LIBOR + 4.75%, 9.538%, 7/6/28  4,183 3,841
Perrigo Investments, FRN, 1M TSFR + 2.50%, 7.218%, 4/20/29  6,759 6,759
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 9.618%, 2/14/25  15,635 15,049
PetVet Care Centers, FRN, 1M USD LIBOR + 3.25%, 7.885%,
2/14/25  4,654 4,409
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 8.135%,
2/14/25  37,259 35,479
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 10.82%,
2/13/26  11,945 10,646
Phoenix Newco, FRN, 1M USD LIBOR + 3.25%, 7.82%, 11/15/28  20,762 20,316
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 11.135%,
11/15/29  17,285 16,248
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
7.885%, 3/10/28  14,806 14,363
SAM Bidco, FRN, 1M TSFR + 4.75%, 9.33%, 12/30/27 (2) 13,409 13,107
Select Medical, FRN, 1M USD LIBOR + 2.50%, 7.14%, 3/6/25  3,828 3,808
Southern Veterinary Partners, FRN, 1M USD LIBOR + 4.00%,
8.635%, 10/5/27  4,085 3,962
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 3.75%, 8.48%,
10/1/26  16,184 15,721
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 8.36%,
8/31/26 (3) 20,108 19,944
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 8.635%,
10/22/26  9,051 9,017
459,750
Information Technology 11.6%
Applied Systems, FRN, 1M TSFR + 4.50%, 9.08%, 9/18/26  41,831 41,925
Applied Systems, FRN, 3M USD LIBOR + 6.75%, 11.33%, 9/17/27  26,866 26,899

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
AppLovin, FRN, 3M TSFR + 3.10%, 7.693%, 10/25/28  7,158 7,078
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 8.385%, 10/2/25  20,431 20,155
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 10.135%, 2/27/26 (3) 7,145 6,944
CCC Intelligent Solutions, FRN, 3M USD LIBOR + 2.25%, 6.885%,
9/21/28  4,141 4,093
Central Parent, FRN, 3M TSFR + 4.50%, 9.08%, 7/6/29  41,860 41,699
Ciena, FRN, 1M TSFR + 2.50%, 7.063%, 1/18/30  3,980 3,970
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.18%, 3/30/29  6,955 6,441
ConnectWise, FRN, 3M USD LIBOR + 3.50%, 8.135%, 9/29/28  7,073 6,706
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 8.885%,
5/13/27  3,673 3,620
Delta Topco, FRN, 3M USD LIBOR + 7.25%, 12.156%, 12/1/28  5,445 4,710
ECI Macola, FRN, 3M USD LIBOR + 3.75%, 8.48%, 11/9/27  12,779 12,527
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 7.885%, 7/30/27  67,359 65,921
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 12.385%, 7/31/28  11,185 11,129
Gen Digital, FRN, 1M TSFR + 1.75%, 9/10/27 (3) 8,330 8,163
Go Daddy Operating, FRN, 1M TSFR + 3.25%, 7.868%, 11/9/29  5,045 5,046
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 8.135%, 7/1/24  6,397 6,375
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 10.885%, 7/7/25  10,823 10,348
Infinite Bidco, FRN, 3M USD LIBOR + 3.25%, 7.98%, 3/2/28  4,443 4,295
Infinite Bidco, FRN, 3M USD LIBOR + 7.00%, 11.73%, 3/2/29  5,600 4,998
Magnite, FRN, 1M USD LIBOR + 5.00%, 9.758%, 4/28/28  4,638 4,422
McAfee, FRN, 1M TSFR + 3.75%, 8.515%, 3/1/29  16,962 15,881
MH Sub I, FRN, 1M TSFR + 6.25%, 10.868%, 2/23/29  9,461 8,696
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 8.385%, 9/13/24  18,137 17,985
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 8.385%, 9/13/24  12,920 12,812
Proofpoint, FRN, 3M USD LIBOR + 3.25%, 7.985%, 8/31/28  4,192 4,069
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 10.885%, 8/31/29  4,275 4,104
RealPage, FRN, 1M USD LIBOR + 3.00%, 7.635%, 4/24/28  26,650 25,777
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.135%, 4/23/29  12,015 11,519
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%, 8.718%,
8/14/26  2,948 2,930
Sophia, FRN, 1M TSFR + 4.25%, 8.868%, 10/7/27  13,475 13,315
Sophia, FRN, 3M USD LIBOR + 3.50%, 8.23%, 10/7/27  18,485 18,180
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 9.135%,
8/11/28  4,750 4,537
Storable, FRN, 1M TSFR + 3.50%, 8.175%, 4/17/28  7,194 7,010
Tenable, FRN, 3M USD LIBOR + 2.75%, 7.575%, 7/7/28  2,278 2,257
Uber Technologies, FRN, 1M TSFR + 2.75%, 2/27/30 (3) 9,880 9,855
466,391
Lodging 0.5%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 3.75%, 8.385%,
2/2/26  9,181 8,691
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 9.342%,
2/2/26  7,333 6,952
Four Seasons Hotels, FRN, 1M TSFR + 3.25%, 7.968%, 11/30/29  2,055 2,062

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Playa Resorts Holding, FRN, 1M TSFR + 4.25%, 8.814%, 1/5/29  3,750 3,737
21,442
Manufacturing 3.4%
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 3.50%,
8.23%, 5/19/28  21,737 21,537
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
10.73%, 5/21/29 (2) 12,354 11,428
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
11.23%, 5/21/29  9,095 8,436
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 8.135%, 10/21/28  29,083 28,611
Filtration Group, FRN, 3M EURIBOR + 3.50%, 5.929%, 3/31/25
(EUR)  4,548 4,762
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 7.635%, 3/31/25  28,878 28,777
LTI Holdings, FRN, 1M USD LIBOR + 3.50%, 8.135%, 9/6/25  710 685
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 9.385%, 7/24/26  3,013 2,928
LTI Holdings, FRN, 1M USD LIBOR + 6.75%, 11.385%, 9/6/26  830 739
Madison IAQ, FRN, 3M USD LIBOR + 3.25%, 7.988%, 6/21/28  6,192 5,889
Pro Mach Group, FRN, 1M TSFR + 5.00%, 9.718%, 8/31/28  1,940 1,933
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8.635%, 8/31/28  14,662 14,607
SRAM, FRN, 1M USD LIBOR + 2.75%, 7.385%, 5/18/28 (2) 7,143 7,071
137,403
Metals & Mining 0.2%
Grinding Media, FRN, 1M USD LIBOR + 4.00%, 8.048%,
10/12/28 (2) 4,124 3,856
TMS International, FRN, 1M TSFR + 4.75%, 2/24/30 (2)(3) 5,010 4,872
8,728
Restaurants 1.7%
Dave & Buster's, FRN, 1M TSFR + 5.00%, 9.75%, 6/29/29  16,985 17,032
IRB Holding, FRN, 1M TSFR + 3.00%, 7.687%, 12/15/27 (3) 38,038 37,515
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 11.385%, 7/20/29  2,990 2,748
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.135%, 2/5/27  4,471 4,364
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.135%,
2/4/28  7,085 6,509
68,168
Retail 1.4%
At Home Group, FRN, 3M USD LIBOR + 4.25%, 9.004%, 7/24/28  12,690 10,392
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 8.125%, 11/8/27  8,192 8,036
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 11.375%, 11/6/28  6,540 6,213
PetSmart, FRN, 1M TSFR + 3.75%, 8.468%, 2/11/28  31,339 31,229
55,870
Satellites 1.2%
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 2/1/29 (3) 9,560 9,441
Iridium Satellite, FRN, 1M USD LIBOR + 2.50%, 7.218%,
11/4/26 (3) 28,851 28,802
Maxar Technologies, FRN, 1M TSFR + 4.25%, 8.968%, 6/14/29  8,924 8,936

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%, 11.57%,
10/1/29 (2) 3,470 2,221
49,400
Services 9.9%
Advantage Sales & Marketing, FRN, 1M USD LIBOR + 4.50%,
8.884%, 10/28/27  7,124 5,837
AG Group Holdings, FRN, 1M TSFR + 4.00%, 8.705%, 12/29/28 (2) 4,999 4,937
AI Aqua Merger Sub, FRN, 1M USD LIBOR + 3.75%, 8.315%,
7/31/28  6,262 6,014
Albion Financing 3, FRN, 3M USD LIBOR + 5.25%, 10.065%,
8/17/26  14,183 13,695
Allied Universal Holdco, FRN, 1M USD LIBOR + 3.75%, 8.468%,
5/12/28  2,970 2,857
Anticimex Global, FRN, 3M USD LIBOR + 3.50%, 8.453%,
11/16/28  4,267 4,210
Anticimex Global, FRN, 3M USD LIBOR + 4.00%, 8.953%,
11/16/28  3,826 3,795
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 8.118%,
12/11/28  29,483 27,637
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.385%,
12/10/29  29,210 25,322
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 7.635%,
10/30/26  1,357 1,351
Ceridian HCM Holding, FRN, 1M USD LIBOR + 2.50%, 7.135%,
4/30/25  3,016 3,004
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.188%, 6/4/29  12,820 9,514
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
3.75%, 8.385%, 3/31/28  6,278 6,127
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
6.75%, 11.385%, 3/30/29  3,325 2,943
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.25%, 7.867%, 2/6/26  6,070 6,051
EG America, FRN, 3M USD LIBOR + 4.00%, 8.73%, 2/7/25  13,943 13,002
EG America, FRN, 3M USD LIBOR + 4.25%, 8.98%, 3/31/26  7,409 6,909
EG Finco, FRN, 3M EURIBOR + 7.00%, 9.752%, 4/30/27 (EUR)  11,085 9,673
EP Purchaser, FRN, 3M USD LIBOR + 3.50%, 8.23%, 11/6/28  3,456 3,445
Fugue Finance, FRN, 1M TSFR + 4.50%, 1/31/28 (3) 1,785 1,783
GFL Environmental, FRN, 1M TSFR + 3.00%, 7.718%, 5/28/27  16,495 16,510
Instructure Holdings, FRN, 3M USD LIBOR + 2.75%, 7.852%,
10/30/28  249 247
KKR Apple Bidco, FRN, 1M TSFR + 4.00%, 8.618%, 9/22/28  3,695 3,695
Mermaid Bidco, FRN, 3M USD LIBOR + 3.50%, 8.296%,
12/22/27 (2) 5,732 5,617
Prime Security Services Borrower, FRN, 3M USD LIBOR + 2.75%,
7.517%, 9/23/26  4,119 4,109
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 8.135%,
5/30/26  6,023 5,943

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 8.135%,
6/1/26  3,360 3,317
Renaissance Holdings, FRN, 1M TSFR + 4.50%, 9.065%, 3/30/29  7,493 7,373
Renaissance Holdings, FRN, 1M USD LIBOR + 7.00%, 11.635%,
5/29/26  5,190 4,932
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 7.885%,
5/30/25  5,607 5,478
Sabre GLBL, FRN, 1M TSFR + 4.25%, 8.968%, 6/30/28  5,402 4,920
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.718%, 6/30/28  5,755 5,266
Skopima Consilio Parent, FRN, 1M USD LIBOR + 4.00%, 8.635%,
5/12/28  5,722 5,458
Staples, FRN, 3M USD LIBOR + 5.00%, 9.814%, 4/16/26  18,605 17,201
TK Elevator U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 8.602%,
7/30/27  7,849 7,666
TruGreen, FRN, 1M USD LIBOR + 4.00%, 8.635%, 11/2/27  1,179 1,078
TruGreen, FRN, 1M USD LIBOR + 8.50%, 13.325%, 11/2/28 (2) 7,271 5,162
UKG, FRN, 3M USD LIBOR + 3.25%, 8.032%, 5/4/26  47,567 46,568
UKG, FRN, 3M USD LIBOR + 5.25%, 10.032%, 5/3/27  79,930 77,598
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 8.135%, 5/12/28  5,663 5,485
USIC Holdings, FRN, 1M USD LIBOR + 6.50%, 11.135%, 5/14/29  5,435 5,000
396,729
Utilities 2.7%
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 8.368%,
8/1/25  15,203 15,181
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 7.385%,
8/1/25  10,205 10,159
Covanta Holding, FRN, 1M TSFR + 2.50%, 7.118%, 11/30/28  7,401 7,376
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 7.46%,
12/15/27  11,907 11,866
PG&E, FRN, 1M USD LIBOR + 3.00%, 7.688%, 6/23/25  34,112 33,942
Pike, FRN, 1M TSFR + 3.50%, 8.118%, 1/21/28  4,379 4,366
Pike, FRN, 1M USD LIBOR + 3.00%, 7.64%, 1/21/28  9,573 9,513
TerraForm Power Operating, FRN, 3M TSFR + 2.75%, 7.43%,
5/21/29  16,853 16,821
109,224
Wireless Communications 2.3%
Asurion, FRN, 1M TSFR + 4.25%, 8.912%, 8/19/28  4,000 3,762
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.885%, 12/23/26  8,654 8,224
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.885%, 7/31/27  4,785 4,455
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/31/28  26,186 22,284
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/20/29 (3) 54,335 46,239
CCI Buyer, FRN, 3M TSFR + 4.00%, 8.58%, 12/17/27  8,356 8,207
93,171
Total Bank Loans (Cost $3,468,942) 3,386,918

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.1%
Energy Services 0.1%
NuStar Energy, VR, 10.75% (6)(7) 105 3,105
3,105
Insurance 0.0%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093 (4)(8) 2 1,986
1,986
Total Convertible Preferred Stocks (Cost $4,815) 5,091
CORPORATE BONDS 8.9%
Aerospace & Defense 0.3%
TransDigm, 6.75%, 8/15/28 (6) 7,060 7,016
TransDigm, 8.00%, 12/15/25 (6) 6,615 6,760
13,776
Airlines 0.6%
American Airlines, 5.50%, 4/20/26 (6) 4,000 3,900
American Airlines, 11.75%, 7/15/25 (6) 9,365 10,255
Delta Air Lines, 4.75%, 10/20/28 (6) 2,855 2,707
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 2,353 2,348
United Airlines, 4.375%, 4/15/26 (6) 2,720 2,560
United Airlines, 4.625%, 4/15/29 (6) 2,325 2,063
23,833
Automotive 1.3%
Adient Global Holdings, 4.875%, 8/15/26 (6) 6,380 5,901
Clarios Global, 6.25%, 5/15/26 (6) 3,175 3,104
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,297
Ford Motor Credit, 5.584%, 3/18/24  2,375 2,358
Ford Motor Credit, FRN, SOFR + 2.95%, 7.39%, 3/6/26  8,165 8,237
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26 (6) 29,970 29,371
51,268
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%, 5.696%, 4/17/25  8,500 8,523
8,523
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%,
5.546%, 1/12/24  3,020 3,026
3,026
Broadcasting 0.3%
iHeartCommunications, 4.75%, 1/15/28 (6) 2,685 2,255
iHeartCommunications, 5.25%, 8/15/27 (6) 780 678

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, 6.375%, 5/1/26  45 42
Neptune Bidco U.S., 9.29%, 4/15/29 (6) 3,380 3,186
Townsquare Media, 6.875%, 2/1/26 (6) 6,236 5,714
11,875
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 2,965 2,787
2,787
Cable Operators 0.5%
Altice France Holding, 10.50%, 5/15/27 (6) 14,400 12,006
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 6.464%, 2/1/24  3,650 3,672
Radiate Holdco, 4.50%, 9/15/26 (6) 8,795 6,596
22,274
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (6) 4,030 3,960
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (6)(9) 3,465 2,581
6,541
Energy 0.3%
NGL Energy Operating, 7.50%, 2/1/26 (6) 8,745 8,330
Tallgrass Energy Partners, 6.00%, 3/1/27 (6) 545 505
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 2,325 2,308
11,143
Entertainment & Leisure 0.4%
Carnival, 9.875%, 8/1/27 (6) 3,160 3,207
Cinemark USA, 5.875%, 3/15/26 (6) 7,000 6,387
Cinemark USA, 8.75%, 5/1/25 (6) 2,200 2,244
Live Nation Entertainment, 4.875%, 11/1/24 (6) 4,050 3,939
NCL, 8.375%, 2/1/28 (6) 2,605 2,651
18,428
Financial 1.6%
Acrisure, 7.00%, 11/15/25 (6) 2,275 2,138
Acrisure, 10.125%, 8/1/26 (6) 10,855 10,828
Advisor Group Holdings, 10.75%, 8/1/27 (6) 2,140 2,204
AG Issuer, 6.25%, 3/1/28 (6) 10,630 9,966
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (6) 3,135 3,182
Alliant Holdings Intermediate, 6.75%, 10/15/27 (6) 6,560 5,970
Alliant Holdings Intermediate, 6.75%, 4/15/28 (6) 7,880 7,693
Aretec Escrow Issuer, 7.50%, 4/1/29 (6) 5,445 4,758
AssuredPartners, 7.00%, 8/15/25 (6) 2,200 2,156
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,220 3,091
HUB International, 7.00%, 5/1/26 (6) 8,150 8,028
Ryan Specialty Group, 4.375%, 2/1/30 (6) 585 499
USI, 6.875%, 5/1/25 (6) 3,975 3,900
64,413

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food Processing 0.0%
General Mills, FRN, 3M USD LIBOR + 1.01%, 5.84%, 10/17/23  1,890 1,896
1,896
Gaming 0.5%
Caesars Entertainment, 7.00%, 2/15/30 (6) 5,470 5,490
Caesars Resort Collection, 5.75%, 7/1/25 (6) 7,175 7,139
International Game Technology, 6.50%, 2/15/25 (6) 1,436 1,440
MGM Resorts International, 6.00%, 3/15/23  4,945 4,945
19,014
Health Care 0.3%
CHS, 8.00%, 12/15/27 (6) 4,080 3,957
HCA, 5.375%, 2/1/25  4,720 4,673
Medline Borrower, 3.875%, 4/1/29 (6) 4,425 3,673
12,303
Information Technology 0.1%
Boxer Parent, 7.125%, 10/2/25 (6) 1,715 1,700
Boxer Parent, 9.125%, 3/1/26 (6) 2,040 1,989
Expedia Group, 6.25%, 5/1/25 (6) 1,074 1,083
4,772
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 1,580 1,564
1,564
Manufacturing 0.1%
Sensata Technologies, 5.625%, 11/1/24 (6) 5,005 4,924
4,924
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (6) 2,494 2,432
2,432
Satellites 0.4%
Connect Finco, 6.75%, 10/1/26 (6) 6,565 6,106
Intelsat Jackson Holdings, 6.50%, 3/15/30 (6) 5,405 4,702
Maxar Technologies, 7.75%, 6/15/27 (6) 4,410 4,614
15,422
Services 0.6%
Adtalem Global Education, 5.50%, 3/1/28 (6) 2,701 2,485
Allied Universal Holdco, 6.625%, 7/15/26 (6) 6,425 6,088
Allied Universal Holdco, 9.75%, 7/15/27 (6) 4,270 3,912
eG Global Finance, 8.50%, 10/30/25 (6) 568 503
Presidio Holdings, 8.25%, 2/1/28 (6) 3,710 3,538
Sabre GLBL, 9.25%, 4/15/25 (6) 3,680 3,620
Sabre GLBL, 11.25%, 12/15/27 (6) 4,220 4,204
24,350

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.233%,
3/20/26  2,690 2,690
2,690
Utilities 0.6%
NextEra Energy Operating Partners, 4.25%, 7/15/24 (6) 5,175 4,994
Vistra, VR, 7.00% (6)(7)(10) 17,180 16,063
Vistra Operations, 5.125%, 5/13/25 (6) 5,190 5,040
26,097
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  6,825 6,902
6,902
Total Corporate Bonds (Cost $376,970) 360,253
EQUITY MUTUAL FUNDS 0.2%
SPDR Blackstone / GSO Senior Loan ETF  195 8,149
Total Equity Mutual Funds (Cost $8,131) 8,149
SHORT-TERM INVESTMENTS 5.8%
Money Market Funds 5.8%
T. Rowe Price Government Reserve Fund, 4.60% (11)(12) 231,680 231,680
Total Short-Term Investments (Cost $231,680) 231,680
Total Investments in Securities 99.2%
(Cost $4,090,538) $ 3,992,091
Other Assets Less Liabilities 0.8% 32,216
Net Assets 100.0% $ 4,024,307
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2023, were $5,842 and were valued at $5,819
(0.1% of net assets).
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$314,097 and represents 7.8% of net assets.
(7) Perpetual security with no stated maturity date.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,986 and represents 0.0% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.383% (SOFR) at Maturity,
3/20/23 17,550 1,133 — 1,133
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.383% (SOFR) at Maturity,
6/20/23 24,225 921 — 921
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.383% (SOFR) at Maturity,
3/20/23 10,750 657 — 657
Total Bilateral Total Return Swaps — 2,711
Total Bilateral Swaps — 2,711

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 22,020 EUR 20,506 $ 230
Canadian Imperial Bank
of Commerce 4/21/23 USD 6,171 CAD 8,234 133
RBC Dominion Securities 4/21/23 USD 6,152 CAD 8,234 114
Net unrealized gain (loss) on open forward
currency exchange contracts $ 477

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ —# $ — $ 5,622+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 413,220  ¤  ¤ $ 231,680^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,622 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $231,680.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Floating Rate Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Floating Rate Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 360,253 $ — $ 360,253
Bank Loans — 3,253,116 133,802 3,386,918
Convertible Preferred Stocks — 5,091 — 5,091
Equity Mutual Funds 8,149 — — 8,149
Short-Term Investments 231,680 — — 231,680
Total Securities 239,829 3,618,460 133,802 3,992,091
Swaps — 2,711 — 2,711
Forward Currency Exchange
Contracts — 477 — 477
Total $ 239,829 $ 3,621,648 $ 133,802 $ 3,995,279

T. ROWE PRICE Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2023, totaled $(1,747,000) for the period ended
February 28, 2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of
February 28, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/23
Investment
in
Securities
Bank
Loans $ 205,592 $ (5,461) $ 40,673 $ (109,206) $ 84,312 $ (82,108) $ 133,802

T. ROWE PRICE Floating Rate Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F194-054Q3 02/23